Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Class A, Class C

Supplement dated November 17, 2008, to the Prospectus dated October 1, 2008.

Effective December 1, 2008, the prospectus for the Ultra Short-Term Income Fund is amended as follows:

The table appearing under the heading “Fees and Expenses” on page 59 of the prospectus is modified by deleting footnote 1 to the table and renumbering the remaining footnotes accordingly.

The table appearing on page 72 of the prospectus in the section “A Choice of Share Classes” is modified as follows. The language appearing in the “Contingent deferred sales charge (CDSC)” row and the “Class A” column of the table is deleted and replaced with the following:

None (except that, for Funds other than the Ultra Short-Term Income Fund, depending on the Fund, a charge of 0.50% or 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).

In addition, the text “2” is inserted immediately following the dollar amount “$1,000,000” appearing in the “Purchase Maximum” row and the “Class C” column of the table, and the following is added as footnote 2 to the table:

[2]	The purchase maximum for Class C shares of the Ultra Short-Term Income Fund is $250,000.

At the bottom of page 73 of the prospectus under the heading “Class A Shares Sales Charge Schedules,” reference to the Ultra Short-Term Income Fund is deleted from the heading row of the last table, and the following is inserted immediately below the table:

Class A Shares Sales Charge Schedule for the Ultra Short-Term Income Fund
Amount of Purchase	Front-end Sales Charge as% of Public Offering Price	Front-end Sales Charge as% of Net Amount Invested
Less than $50,000	2.00%	2.04%
$50,000 - $99,999	1.50%	1.52%
$100,000 - $249,999	1.00%	1.01%
$250,000 - $499,999	0.50%	0.50%
$500,000 and over	0.00%	0.00%

IFR118/P1001SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated November 17, 2008, to the Statement of Additional Information dated October 1, 2008, as previously supplemented on November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective December 1, 2008, the Statement of Additional Information for the Ultra Short-Term Income Fund is amended as follows:

Reference to the Ultra Short-Term Income Fund in the sentence above the first table describing the dealer reallowance for Class A share purchases at the top of page 49 is deleted, and the following is inserted at the top of the page:

The dealer reallowance for purchases of Class A shares of the Ultra Short-Term Income Fund is as follows:

Amount of Purchase	Front-end Sales Charge as% of Public Offering Price	Front-end Sales Charge as% of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over	0.00%	0.00%	0.00%

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Class A, Class C

Supplement dated November 17, 2008, to the Prospectus dated November 1, 2008.

Effective December 1, 2008, the prospectus for the Ultra Short-Term Municipal Income Fund is amended as follows:

The table appearing under the heading “Fees and Expenses” on page 38 of the prospectus is modified by deleting footnote 1 to the table and renumbering the remaining footnotes accordingly.

The table appearing on page 51 of the prospectus in the section “A Choice of Share Classes” is modified as follows. The language appearing in the “Contingent deferred sales charge (CDSC)” row and the “Class A” column of the table is deleted and replaced with the following:

None (except that, for Funds other than the Ultra Short-Term Municipal Income Fund, depending on the Fund, a charge of 0.50% or 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).

In addition, the text “2” is inserted immediately following the dollar amount “$1,000,000” appearing in the “Purchase Maximum” row and the “Class C” column of the table, and the following is added as footnote 2 to the table:

[2]	The purchase maximum for Class C shares of the Ultra Short-Term Municipal Income Fund is $250,000.

The table and accompanying footnote appearing on the top of page 53 of the prospectus under the heading “Class A Shares Sales Charge Schedules” is deleted and replaced with the following:

Class A Shares Sales Charge Schedule for the Ultra Short-Term Municipal Income Fund
Amount of Purchase	Front-end Sales Charge as% of Public Offering Price	Front-end Sales Charge as% of Net Amount Invested
Less than $50,000	2.00%	2.04%
$50,000 - $99,999	1.50%	1.52%
$100,000 - $249,999	1.00%	1.01%
$250,000 - $499,999	0.50%	0.50%
$500,000 and over	0.00%	0.00%

MIR118/P1101SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Supplement dated November 17, 2008, to the Statement of Additional Information

dated November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective December 1, 2008, the Statement of Additional Information for the Ultra Short-Term Municipal Income Fund is amended as follows:

The table and footnote describing the dealer reallowance for Class A share purchases of the Ultra Short-Term Municipal Income appearing on page 52 is replaced with the following:

Amount of Purchase	Front-end Sales Charge as% of Public Offering Price	Front-end Sales Charge as% of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	2.00%	2.04%	1.75%
$50,000 - $99,999	1.50%	1.52%	1.25%
$100,000 - $249,999	1.00%	1.01%	0.85%
$250,000 - $499,999	0.50%	0.50%	0.40%
$500,000 and over	0.00%	0.00%	0.00%